Taxes (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Taxes
Net gain / (loss) before tax	SFr (4,909,342)	SFr (2,500,153)	[1]	SFr (10,803,956)	[1]
Income tax expense	0	0	[1]	0	[1]
Deferred income tax assets	0	0		0
Discontinued operations
Taxes
Net gain / (loss) before tax of discontinued operations	11,965,129	(8,056,074)		(10,000,257)
Continuing and discontinued operations
Taxes
Net gain / (loss) before tax	7,055,787	(10,556,227)		(20,804,213)
Tax calculated at a tax rate of 14.7% for 2024 (13.99% for 2023 and 2022)	(1,037,201)	1,476,816		2,910,509
Effect of different tax rates in USA and France	4,755	1,658		3,801
Deductible expenses charged against equity / deferred costs for issuance of shares	1,758	37,374		98,591
Sale of treasury shares by a subsidiary, recognized as financial loss / (income) in standalone financial statements	(30,103)	485,867		1,666,594
Net loss incurred by Neurosterix Pharma Srl from March 19 2024 to April 1, 2024 1	79,270
Expenses not deductible for tax purposes	(229,815)	(321,494)		(434,593)
Permanent difference related to investments accounted for using the equity method	320,042
Other temporary differences		(1,836)		(1,324)
Total tax losses not recognized as deferred tax asset	SFr 891,294	SFr (1,678,385)		SFr (4,243,578)
Applicable tax rate	14.70%	13.99%		13.99%

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented